COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Note 6: Commitments and Contingencies
Operating Lease
The Company leases office space in Centennial, Colorado under a noncancelable operating lease agreement. The Company leases and occupies approximately 27,900 square feet of office space, which expires in December 2024. In recognition of the ROU asset and the related lease liability, the options to extend the lease term have not been included as the Company is not reasonably certain that it will exercise any such option.
At December 31, 2022, the weighted-average remaining lease term in years is 2.0 years and the weighted-average discount rate used is 5.5%.
During the year ended December 31, 2022, the Company recognized the following lease costs arising from the lease transaction:

Year Ended December 31, 2022
Operating lease cost	$340,146
The Company recognized the following cash flow transactions arising from the lease transaction:

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liability	$361,324
Right-of-use assets obtained in exchange for new operating lease liability	$934,583

At December 31, 2022, the future payments and interest expense for the operating lease is as follows:

Years Ending December 31,	Future Payments
2023	$372,214
2024	383,383

Total undiscounted cash flows	$755,597
Less: imputed interest	(38,640)

Present value of lease liabilities	$716,957

The rent expense for operating leases for the year ended December 31, 2021 using the accounting guidance in effect at that time was $361,715.
At December 31, 2021, the future minimum payments for the operating leases were as follows:

Years Ending December 31,	Future Minimum Payments
2022	$361,324
2023	372,214
2024	383,383

Total	$1,116,921

Legal Proceedings
In the normal course of business, the Company may become involved in legal proceedings. The Company will accrue a liability for legal proceedings when it is probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. At December 31, 2022 and 2021, the Company was not involved in any material legal proceedings.
Purchase Commitments
At December 31, 2022, the Company had $657,112 in outstanding firm purchase commitments to acquire inventory and research and development parts from suppliers for the Company’s ongoing operations.

Tailwind Acquisition Corp [Member]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
Registration Rights and
Lock-up
Agreement
Pursuant to Amended and Restated Registration Rights and
Lock-up
Agreement entered into on August 5, 2022, the holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriter a
45-day
option from the date of the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter’s elected to partially exercise the over-allotment option to purchase an additional 3,421,570 Units. The remaining 1,078,430 Units expired unexercised on October 24, 2020.
The underwriter was entitled to a deferred fee of $0.35 per Unit, or $11,697,550 in the aggregate. The deferred fee was payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
On August 3, 2022, the Company and underwriter executed a waiver letter confirming the underwriter’s resignation and waiver of its entitlement to the payment of deferred fee under the terms of the underwriting agreement solely with respect to the proposed Business Combination between the Company and Nuburu Inc. (the “Proposed Business Combination”).
The Business Combination
On August 5, 2022, Tailwind Acquisition Corp. entered into a Business Combination Agreement with Merger Sub and Nuburu. Capitalized terms used but not otherwise defined in this Note 6 will have the meanings given to them in the Business Combination Agreement, a copy of which was filed as Exhibit 2.1 to the Current Report on Form
8-K
filed by Tailwind on August 8, 2022. On January 31, 2023, Tailwind and Nuburu consummated the Business Combination. Refer to the current report on Form
8-K
filed on February 6, 2023 for further discussion.